OTHER EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Interest expense to related parties (see Note 13)	$ (171)	$ (1,218)	$ (2,746)
Interest expense and other bank charges	(901)	(1,479)	(1,261)
Interest income	178	151
Revaluation and related costs reimbursed to related party		(8,139)
Foreign currency gain (loss)	(254)	148	417
Other income (expense)	(140)	19	4
Total other expense, net	$ (1,288)	$ (10,518)	$ (3,586)